Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $1,299,000.00. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 1,299,000
Final Prospectus	true